Related Parties Balances and Transactions (Details) - Schedule of Related Parties Transactions	6 Months Ended
Sep. 30, 2023
Mr. Bao [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	Controlling shareholder of the Company
Mr. He [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	Beneficial shareholder of the Company
Mr. Yu [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	Chief Financial Officer of the Company
Philectronics [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	An equity method investee of the Company
Grandsky Phoenix Limited [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	100% owned by Mr. Bao